Significant Accounting Policies (Details) - Schedule of crypto currencies	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Crypto Currencies Abstract
Crypto currencies at December 31, 2020
Additions of crypto currencies	1,708,753
Realized gain on sale of crypto currencies	17,496
Impairment of crypto currencies	[1]
Sale of crypto currencies	(1,726,249)
Crypto currencies at December 31, 2021

[1]	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.